Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRIDGEWAY FUNDS INC
Entity Central Index Key	0000916006
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012182
Shareholder Report [Line Items]
Fund Name	Aggressive Investors 1
Class Name	Aggressive Investors 1
Trading Symbol	BRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 25.88%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results, with the sentiment models delivering the strongest outperformance. The Fund’s overweight in the higher beta and higher momentum stocks contributed to performance during the period. Stock selection improved results with selections in the Information Technology sector contributing the most.

Top detractors from performance

The Fund’s value models detracted from relative performance. The Fund’s tilt toward smaller stocks also detracted from relative returns during the period. Sector allocation effect was negative with overweighting in the Energy sector detracting the most from relative results.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Aggressive Investors 1 Fund 23,413	S&P 500 Index 35,936
2015	10,000	10,000
2016	9,260	10,399
2017	11,286	12,260
2018	12,594	14,023
2019	11,754	15,483
2020	10,869	16,645
2021	16,030	23,436
2022	12,214	20,948
2023	14,494	25,053
2024	18,601	31,204
2025	23,413	35,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Aggressive Investors 1 Fund	25.88%	16.59%	8.88%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 210,787,715
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,163,706
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$210,787,715
# of Portfolio Holdings	102
Portfolio Turnover Rate	61%
Advisory Fees Paid	$1,163,706

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.87%
Money Market Fund	0.18%
Liabilities in Excess of Other Assets	-0.05%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.89%
Utilities	2.91%
Consumer Staples	4.35%
Industrials	5.64%
Energy	7.23%
Communication Services	8.49%
Health Care	10.54%
Consumer Discretionary	13.05%
Financials	18.48%
Information Technology	27.42%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	4.50%
Microsoft Corp.	4.18%
Apple, Inc.	2.43%
Meta Platforms, Inc., Class A	2.38%
Booking Holdings, Inc.	2.20%
Amazon.com, Inc.	1.79%
Alphabet, Inc., Class A	1.71%
Palantir Technologies, Inc., Class A	1.53%
NRG Energy, Inc.	1.49%
Visa, Inc., Class A	1.47%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012186
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company
Class Name	Ultra-Small Company
Trading Symbol	BRUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 19.07%, outperforming the Russell Microcap Index.

Top contributors to performance

All three factor models (value, quality and sentiment) outperformed the benchmark contributing to relative results. The Fund’s tilt toward the smallest stocks in the micro-cap universe also contributed to relative performance. The Fund’s stock selection effect was strongly positive, largely driven by holdings in the Healthcare sector.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and Financials sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company Fund 20,124	Russell Microcap Index 17,959	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	8,647	8,794	10,214
2017	10,107	11,222	12,104
2018	11,029	13,490	13,893
2019	9,432	12,089	15,141
2020	8,713	11,512	16,130
2021	18,345	20,235	23,253
2022	14,485	14,016	20,029
2023	15,987	14,946	23,825
2024	16,901	15,837	29,335
2025	20,124	17,959	33,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Fund	19.07%	18.23%	7.24%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap Index	13.40%	9.30%	6.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 86,550,861
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 762,396
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,550,861
# of Portfolio Holdings	204
Portfolio Turnover Rate	65%
Advisory Fees Paid	$762,396

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.22%
Rights	0.00%
Money Market Fund	0.86%
Investments Purchased With Cash Proceeds From Securities Lending	6.35%
Liabilities in Excess of Other Assets	-6.43%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.18%
Real Estate	3.43%
Communication Services	3.89%
Consumer Staples	4.72%
Energy	7.22%
Consumer Discretionary	7.65%
Industrials	10.25%
Information Technology	10.30%
Financials	19.26%
Health Care	30.10%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Sagimet Biosciences, Inc., Class A	3.15%
Beauty Health Co. (The)	2.56%
Douglas Elliman, Inc.	2.24%
Eventbrite, Inc., Class A	2.15%
Nektar Therapeutics	1.97%
Hudson Technologies, Inc.	1.94%
Epsilon Energy, Ltd.	1.92%
ON24, Inc.	1.92%
Civeo Corp.	1.88%
OraSure Technologies, Inc.	1.87%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012187
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company Market
Class Name	Ultra-Small Company Market
Trading Symbol	BRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 13.69%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s larger holdings outside of the CRSP10 universe helped relative performance. The Fund’s sidesteps also added to relative performance.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Overweighting in the Health Care and underweighting in Financials detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company Market Fund 16,780	Russell Microcap Index 17,959	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	8,917	8,794	10,214
2017	11,289	11,222	12,104
2018	13,643	13,490	13,893
2019	11,327	12,089	15,141
2020	10,082	11,512	16,130
2021	20,550	20,235	23,253
2022	14,308	14,016	20,029
2023	14,306	14,946	23,825
2024	14,760	15,837	29,335
2025	16,780	17,959	33,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market Fund	13.69%	10.73%	5.31%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell Microcap Index	13.40%	9.30%	6.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 106,494,751
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 632,605
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$106,494,751
# of Portfolio Holdings	511
Portfolio Turnover Rate	39%
Advisory Fees Paid	$632,605

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	100.05%
Rights	0.00%
Warrants	0.03%
Money Market Fund	0.29%
Investments Purchased With Cash Proceeds From Securities Lending	14.83%
Liabilities in Excess of Other Assets	-15.20%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.45%
Consumer Staples	1.91%
Communication Services	3.50%
Materials	3.68%
Energy	4.82%
Information Technology	11.82%
Industrials	12.29%
Consumer Discretionary	13.17%
Financials	16.77%
Health Care	29.59%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Aeva Technologies, Inc.	0.89%
Flotek Industries, Inc.	0.71%
LifeMD, Inc.	0.71%
Potbelly Corp.	0.69%
Performant Healthcare, Inc.	0.67%
CompX International, Inc.	0.66%
Strattec Security Corp.	0.65%
Solid Power, Inc.	0.62%
Tango Therapeutics, Inc.	0.60%
Perma-Pipe International Holdings, Inc.	0.59%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012190
Shareholder Report [Line Items]
Fund Name	Small-Cap Value
Class Name	Small-Cap Value
Trading Symbol	BRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 0.19%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s sentiment models contributed to relative results. The Fund’s tilt toward higher momentum stocks in the small-cap value universe also helped relative performance. From a sector perspective, the Fund’s allocation effect was positive, with an underweighting in the Healthcare sector and an overweighting in the Consumer Staples sector contributing the most to relative results.

Top detractors from performance

The Fund’s value and quality models underperformed the benchmark, detracting from relative results. The Fund’s stock selection effect was negative, with holdings in the Materials, Industrials and Information Technology sectors detracting the most from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value Fund 23,651	Russell 2000 Value Index 19,158	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	9,498	9,742	10,214
2017	11,405	12,163	12,104
2018	13,723	13,757	13,893
2019	11,373	12,899	15,141
2020	9,504	10,645	16,130
2021	21,172	18,445	23,253
2022	19,942	15,442	20,029
2023	22,196	16,370	23,825
2024	23,606	18,153	29,335
2025	23,651	19,158	33,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Small-Cap Value Fund	0.19%	20.00%	8.99%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 352,177,272
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 2,896,114
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$352,177,272
# of Portfolio Holdings	140
Portfolio Turnover Rate	63%
Advisory Fees Paid	$2,896,114

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	100.01%
Money Market Fund	0.00%
Investments Purchased With Cash Proceeds From Securities Lending	1.32%
Liabilities in Excess of Other Assets	-1.33%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	4.75%
Materials	3.33%
Energy	3.50%
Health Care	5.28%
Consumer Staples	5.43%
Real Estate	6.79%
Information Technology	8.13%
Consumer Discretionary	11.63%
Industrials	17.01%
Financials	34.15%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Axos Financial, Inc.	1.44%
SkyWest, Inc.	1.44%
Enova International, Inc.	1.35%
WSFS Financial Corp.	1.34%
Hancock Whitney Corp.	1.28%
Essential Properties Realty Trust, Inc.	1.27%
City Holding Co.	1.26%
Prestige Consumer Healthcare, Inc.	1.24%
NetScout Systems, Inc.	1.22%
TEGNA, Inc.	1.19%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000103073
Shareholder Report [Line Items]
Fund Name	Omni Small-Cap Value
Class Name	Omni Small-Cap Value
Trading Symbol	BOSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 1.15%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe contributed positively to relative performance. Sector allocation was slightly positive, with the overweighting in the Financials sector and underweighting in the Healthcare sector contributing the most.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Omni Small-Cap Value Fund 20,476	Russell 2000 Value Index 19,158	Russell 3000 Index 33,822
2015	10,000	10,000	10,000
2016	9,558	9,742	10,214
2017	11,932	12,163	12,104
2018	13,931	13,757	13,893
2019	11,588	12,899	15,141
2020	8,944	10,645	16,130
2021	17,434	18,445	23,253
2022	16,623	15,442	20,029
2023	17,461	16,370	23,825
2024	20,243	18,153	29,335
2025	20,476	19,158	33,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value Fund	1.15%	18.02%	7.43%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,073,427,049
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 3,295,629
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,073,427,049
# of Portfolio Holdings	602
Portfolio Turnover Rate	31%
Advisory Fees Paid	$3,295,629

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.62%
Preferred Stock	0.00%
Rights	0.01%
Money Market Fund	0.24%
Investments Purchased With Cash Proceeds From Securities Lending	2.39%
Liabilities in Excess of Other Assets	-2.26%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	0.66%
Health Care	3.42%
Information Technology	4.31%
Communication Services	5.08%
Materials	5.16%
Consumer Staples	5.48%
Consumer Discretionary	13.03%
Energy	13.75%
Industrials	15.14%
Financials	33.97%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Tutor Perini Corp.	1.20%
TTM Technologies, Inc.	1.13%
SiriusPoint, Ltd.	1.04%
Telephone and Data Systems, Inc.	1.02%
SkyWest, Inc.	0.97%
Dana, Inc.	0.95%
Gulfport Energy Corp.	0.84%
Signet Jewelers, Ltd.	0.79%
Advance Auto Parts, Inc.	0.76%
Phinia, Inc.	0.72%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000254224
Shareholder Report [Line Items]
Fund Name	Global Opportunities Fund
Class Name	Global Opportunities
Trading Symbol	BRGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of October 15, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs from October 15, 2024 inception through June 30, 2025?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K InvestmentFootnote Referencea	Costs paid as a % of a $10K InvestmentFootnote Referenceb
Global Opportunities Fund	$109	1.50%
Footnote	Description
Footnote[a]	The cost of a $10,000 investment is based on commencement of operations from October 15, 2024 through June 30, 2025.
Footnote[b]	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

Since its inception on October 15, 2024, the Fund returned 6.41%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in United Kingdom, China, and Australia. At the sector level, security selection within Industrials, Health Care, and Consumer Discretionary contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in Israel and within the Energy sector.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Global Opportunities Fund 10,641	FTSE 3-Month Teasury Bill Index 10,325	MSCI All Country World Investable Market Index 10,856
10/15/2024	10,000	10,000	10,000
10/24	10,010	10,022	9,777
11/24	10,010	10,062	10,158
12/24	10,299	10,102	9,884
01/25	10,189	10,141	10,208
02/25	10,199	10,175	10,118
03/25	10,540	10,213	9,726
04/25	10,611	10,250	9,817
05/25	10,761	10,288	10,385
06/25	10,641	10,325	10,856

Average Annual Return [Table Text Block]
Fund	Since Inception 10/15/2024
Global Opportunities Fund	6.41%
MSCI All Country World Investable Market Index	8.56%
FTSE 3-Month Teasury Bill Index	3.25%

AssetsNet	$ 31,580,582
Advisory Fees Paid, Amount	$ 60,386
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,580,582
# of Portfolio Holdings - Long	283
# of Portfolio Holdings - Short	322
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$60,386
Footnote	Description
Footnote*	There were no long-term transactions for the period ended June 30, 2025.

Holdings [Text Block]

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Utilities	2.81%	2.21%
Real Estate	3.44%	3.56%
Energy	4.20%	3.82%
Consumer Staples	4.50%	5.28%
Communication Services	4.83%	3.82%
Health Care	6.57%	4.48%
Materials	7.47%	7.86%
Consumer Discretionary	10.04%	10.04%
Information Technology	11.02%	10.65%
Financials	15.27%	15.08%
Industrials	16.52%	14.04%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com